Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS
9.	DERIVATIVE INSTRUMENTS

The Company evaluates and accounts for derivatives conversion options embedded in its convertible and freestanding instruments in accordance with ASC Topic 815, Accounting for Derivative Instruments and Hedging Activities ("ASC Topic 815").

MidMarket Warrants

The Company issued warrants to the lenders under the MidMarket Loan Agreement in 2012. These warrants were outstanding at December 31, 2013.

The terms of the warrants issued pursuant to the MidMarket Loan Agreement in 2012 originally provided, among other things, that the number of shares of common stock issuable upon exercise of such warrants amounted to 11.5% of the Company’s fully-diluted outstanding common stock and common stock equivalents, whether the common stock equivalents were fully vested and exercisable or not, and that the initial exercise price of such warrants was $5.00 per share of common stock, subject to adjustment. Pursuant to an amendment to the MidMarket Loan Agreement, on March 22, 2013, the number of shares for which the warrants are exercisable was fixed at 187,386 shares.  On September 17, 2012, when the warrants were issued, the Company recorded a derivative liability in the amount of $193,944. The amount was recorded as a debt discount and is being amortized over the original life of the MidMarket Loans. The amount of the derivative liability was computed by using the Black-Scholes pricing model to determine the value of the warrants issued. On December 31, 2012, the Company used the Black - Scholes pricing model to determine the fair value on that date and determined that the fair value was $33,593 and recorded the decrease in implied fair value as a gain on change in derivative liability.  On December 31, 2013, the Company used the Black - Scholes option pricing method to determine the fair value of the warrants and derived an implied fair value of $3,279,906, which is included in derivative financial instruments at estimated fair value on the consolidated balance sheets.  The Company recorded the increase in fair value of the derivative liability as a loss on change in fair value of derivative liability of $3,246,313 in change in fair value of derivative instruments on the consolidated statements of operations for the year ended December 31, 2013.

The fair value of the MidMarket warrant derivative at each measurement date was calculated using the Black-Scholes option pricing model with the following factors, assumptions and methodologies:

	Year Ended December 31,
	2013	2012

Fair value of Company’s common stock	$18.36	$0.68755-10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80%	56.78-112%
Exercise price	$4.00 - $5.00	$0.95-10.00
Estimated life	8.5 months	1.75 years
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.0266-0.12%

Series E Warrants

The Company also issued warrants associated with the issuance of its Series E Preferred Stock in 2012 and 2013.

The terms of the warrants issued to the holders of Series E Preferred Stock provided that, among other things, the number of shares of common stock issuable upon exercise of such warrants amounted to 4.99% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents were fully vested and exercisable or not, and that the exercise price of such warrants was $500 per share of common stock, subject to adjustment.

The warrants provided for variability involving the effective amount of common share equivalents issued in future equity offerings of equity-linked financial instruments. Additionally, the warrants did not contain an exercise contingency. Accordingly, the settlement of the warrants would not have equaled the difference between the fair value of a fixed number of shares of the Company’s common stock and a fixed stock price.  Accordingly, such warrants were not indexed to the Company’s stock price.  The Company accounted for such variability associated with its warrants as derivative liabilities.

In December 2013, the Company made a concession to the holders of the Company's Series E Preferred Stock to issue a fixed number of shares of common stock to satisfy these warrants. The Company obtained approval and agreement of such stockholders at December 31, 2013; however, the shares of common stock were not issued until January 2014, which resulted in a liability of $977,817, based on a Black-Scholes calculation, as of December 31, 2013.

The fair value of the Series E warrants derivative at each measurement date was calculated using the Black-Scholes option pricing model with the following factors, assumptions and methodologies:

	Year Ended December 31,
	2013	2012

Fair value of Company’s stock	$18.36	$0.68755
Volatility	80%	112%
Exercise price	$-	$500
Estimated life	0.5 months	2.75 years
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.0266%

ICG warrants

The Company issued warrants to its lender, ICG, in April 2013. On April 26, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $140,000.  The amount was recorded as a debt discount and is being amortized over the life of the related loan.  The amount of the derivative liability was computed by using the binomial method to determine the value of the warrants issued.  The binomial method evaluated possible scenarios for the price of the Company’s common stock and other factors that would impact the anti-dilution provisions of the warrants. At April 26, 2013, the number of shares of common stock issuable upon exercise of the warrants was 37,177.

The Company issued additional warrants to its lender, ICG, in August 2013. On August 28, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $35,000.  The amount was recorded as a debt discount and is being amortized over the life of the related loan.  The amount of the derivative liability was computed by using the binomial method to determine the value of the warrants issued.  The binomial method evaluated possible scenarios for the price of the Company’s common stock and other factors which would impact the anti-dilution provisions of the warrants. At August 28, 2013, the number of shares of common stock issuable upon exercise of the warrants was 12,392.

The Company issued additional warrants to its lender, ICG, in October 2013. On October 30, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $19,000.  The amount was recorded as a debt discount and is being amortized over the life of the related loan.  The amount of the derivative liability was computed by using the binomial method to determine the value of the warrants issued.  The binomial method evaluated possible scenarios for the price of the Company’s common stock and other factors which would impact the anti-dilution provisions of the warrants. At October 30, 2013, the number of shares of common stock issuable upon exercise of the warrants was 22,308.

In November 2013, ICG exercised all of its warrants and the Company recorded a change in fair value of the derivative liability of $952,000 for the year ended December 31, 2013.

A summary of the transactions related to the derivative liability for the years ended December 31, 2013 and 2012 is as follows:

Derivative liability at January 1, 2012	$38,557
Fair value of derivative at issuance, recognized as debt discount	193,944
Decrease in fair value of derivative liability, recognized as other income	(198,908)
Derivative liability at December 31, 2012	33,593
Fair value of derivative at issuance, recognized as debt discount	6,814,000
Increase in fair value of derivative liability, recognized as other income	14,156,361
Settlement of derivative liability	(1,126,231)
Derivative liability at December 31, 2013	$19,877,723